Taxation - Income before Income/(Loss) Tax Expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income/(Loss) from Domestic and Foreign Components Before Income Tax Expenses [Abstract]
PRC	¥ 3,197,471	$ 465,054	¥ 2,266,075	¥ 1,263,223
Non PRC	43,950	6,392	(4,534)	(14,371)
Income before income taxes	¥ 3,241,421	$ 471,446	¥ 2,261,541	¥ 1,248,852